CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Net revenue	$ 25,660,683	163,022,321	93,474,859	39,897,671
Cost of revenue	(13,596,315)	(86,377,388)	(43,325,518)	(18,493,517)
Gross profit	12,064,368	76,644,933	50,149,341	21,404,154
Research and development expenditures	(488,457)	(3,103,168)	(2,212,193)	(1,878,735)
Selling and marketing expenses	(959,623)	(6,096,483)	(3,979,909)	(3,390,773)
General and administrative expenses	(13,651,080)	(86,725,310)	(65,468,504)	(42,170,339)
Other operating expenses	(324,107)	(2,059,054)	(10,571,986)	(2,861,943)
Impairment loss on goodwill	(9,034,136)	(57,393,867)	0	0
Other operating income	2,746,186	17,446,516	5,512,172	278,595
Operating loss	(9,646,849)	(61,286,433)	(26,571,079)	(28,619,041)
Impairment loss on investment	(127,384)	(809,270)	(4,409,508)	0
Interest income	220,723	1,402,253	1,880,147	9,134,152
Investment income	2,940,802	18,682,916	11,022,226	2,823,770
Other non-operating income (expenses)	749,621	4,762,338	(1,179,859)	5,962,349
Loss before income tax	(5,863,087)	(37,248,196)	(19,258,073)	(10,698,770)
Income tax expenses	(1,641,807)	(10,430,402)	(6,219,458)	(164,400)
Net loss from continuing operations	(7,504,894)	(47,678,598)	(25,477,531)	(10,863,170)
Net income (loss) from discontinued operations	0	0	(382,515,241)	16,522,995
Net income (loss)	(7,504,894)	(47,678,598)	(407,992,772)	5,659,825
Less: net income attributable to non-controlling interest	(925,435)	(5,879,287)	(3,344,272)	0
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	$ (8,430,329)	(53,557,885)	(411,337,044)	5,659,825
Net income (loss) per share
Basic	$ (0.23)	(1.47)	(11.16)	0.15
Diluted	$ (0.23)	(1.47)	(11.16)	0.15
From continuing operations
Basic	$ (0.23)	(1.47)	(0.78)	(0.28)
Diluted	$ (0.23)	(1.47)	(0.78)	(0.28)
From discontinued operation
Basic	$ 0	0	(10.38)	0.43
Diluted	$ 0	0	(10.38)	0.42
Weighted average ordinary shares outstanding
Basic	36,519,353	36,519,353	36,856,451	38,327,047
Diluted	36,588,077	36,588,077	37,091,472	39,201,389